Document and Entity Information	Jul. 30, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Rover Group, Inc., a Delaware corporation (the “Company”), filed on August 5, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger (as defined in the Original Report). This Amendment No. 1 is being filed in order to include (a) the unaudited condensed consolidated financial statements of A Place for Rover, Inc., a Delaware corporation (“Legacy Rover”), as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020, (b) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Rover for the three and six months ended June 30, 2021 and 2020, and (c) the unaudited pro forma condensed combined financial information as of and for the six months ended June 30, 2021 and for the year ended December 31, 2020. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Legacy Rover, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference into this Form 8-K/A.
Document Period End Date	Jul. 30, 2021
Entity Registrant Name	ROVER GROUP, INC.
Entity Central Index Key	0001826018
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39774
Entity Tax Identification Number	85-3147201
Entity Address, Address Line One	720 Olive Way
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	888
Local Phone Number	453-7889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ROVR
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ROVRW
Security Exchange Name	NASDAQ